Premier Advisers II Annuity
issued by
Brighthouse Life Insurance Company
Brighthouse Separate Account Eleven for Variable Annuities
Supplement Dated May 1, 2023
to the Prospectus Dated April 28, 2008
This supplement updates certain information contained in your last prospectus dated April 28, 2008 for Premier Advisers II Annuity (the “Contract”) issued by Brighthouse Life Insurance Company (“We”, “Us”, or “the Company”). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.
You can choose to have your premium (“Purchase Payments”) accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Series II
Invesco V.I. Government Securities Fund
Brighthouse Funds Trust I
Brighthouse/abrdn Emerging Markets Equity Portfolio — Class A
CBRE Global Real Estate Portfolio — Class A
Invesco Comstock Portfolio — Class B
Invesco Global Equity Portfolio — Class B
Invesco Small Cap Growth Portfolio — Class B
Loomis Sayles Growth Portfolio — Class E
Morgan Stanley Discovery Portfolio — Class A
T. Rowe Price Large Cap Value Portfolio — Class E
Victory Sycamore Mid Cap Value Portfolio — Class A
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class B
BlackRock Capital Appreciation Portfolio — Class A
BlackRock Ultra-Short Term Bond Portfolio — Class A
Brighthouse/Artisan Mid Cap Value Portfolio — Class B
MFS® Total Return Portfolio — Class F
MFS® Value Portfolio — Class D
T. Rowe Price Large Cap Growth Portfolio — Class B
Western Asset Management Strategic Bond Opportunities Portfolio — Class B
Fidelity® Variable Insurance Products — Service Class 2
Contrafund® Portfolio
Mid Cap Portfolio
Legg Mason Partners Variable Equity Trust — Class I
ClearBridge Variable Large Cap Value Portfolio
ClearBridge Variable Small Cap Growth Portfolio
Legg Mason Partners Variable Income Trust — Class I
Western Asset Variable Global High Yield Bond Portfolio
Morgan Stanley Variable Insurance Fund, Inc. — Class I
Growth Portfolio
The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
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Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see “Charges and Deductions — Premium Tax”) or other taxes, which may be applicable.
Contract Owner Transaction Expenses
Withdrawal Charge	6%(1)
(as a percentage of the Purchase Payments withdrawn)
Variable Liquidity Benefit Charge	6%(2)
(as a percentage of the present value of the remaining Annuity Payments that are surrendered.
The interest rate used to calculate this present value is 1% higher than the Assumed (Daily)
Net Investment Factor used to calculate the Annuity Payments)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.
Contract Administrative Charges
Annual Contract Administrative Charge	$ 30(3)

(1)
The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for over seven years. The charge is as follows:
Years Since Purchase Payment Made		Withdrawal Charge
Greater than or Equal to	But less than
0 years	2 years	6%
2 years	4 years	5%
4 years	5 years	4%
5 years	6 years	3%
6 years	7 years	2%
7 + years		0%
(2)
This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:
Years Since Initial Purchase Payment		Withdrawal Charge
Greater than or Equal to	But less than
0 years	2 years	6%
2 years	4 years	5%
4 years	5 years	4%
5 years	6 years	3%
6 years	7 years	2%
7 + years		0%
(3)
We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.
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Annual Separate Account Charges:
(as a percentage of the average daily net assets of the Separate Account)
We will assess a minimum mortality and expense risk charge (“M&E”) of 1.35% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% charge for GMWB I, a 0.50% charge for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:
Mortality and Expense Risk Charge*	1.35%
Administrative Expense Charge	0.15%
Total Annual Separate Account Charges with No Optional Features Selected	1.50%
Optional E.S.P. Charge	0.20%
Total Annual Separate Account Charges with E.S.P. Only Selected	1.70%
Optional GMWB I Charge	0.40%(5)
Optional GMWB II Charge	0.50%(5)
Optional GMWB III Charge	0.25%
Total Annual Separate Account Charges with GMWB I Only Selected	1.90%
Total Annual Separate Account Charges with GMWB II Only Selected	2.00%
Total Annual Separate Account Charges with GMWB III Only Selected	1.75%
Total Annual Separate Account Charges with E.S.P. and GMWB I Selected	2.10%
Total Annual Separate Account Charges with E.S.P. and GMWB II Selected	2.20%
Total Annual Separate Account Charges with E.S.P. and GMWB III Selected	1.95%

*
We will waive a portion of the Mortality and Expense Risk Charge equal to the amount, if any, by which the Underlying Fund expenses exceed: 0.62% for the Subaccount investing in the Invesco Global Equity Portfolio — Class A; 0.87% for the Subaccount investing in the Invesco Global Equity Portfolio — Class B; 0.84% for the Subaccount investing in the Invesco Comstock Portfolio — Class B; 1.21% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio – Class B; and 0.80% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio – Class E.
(5)
The maximum charge for GMWB I and GMWB II is 1.00%.
Underlying Fund Expenses as of December 31, 2022 (unless otherwise indicated):
The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund’s management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund’s fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling Us at the phone number listed in the Contract Owner Inquiries section.
Minimum and Maximum Total Annual Underlying Fund Operating Expenses
	Minimum	Maximum
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.38%	1.14%
Underlying Fund Fees and Expenses as of December 31, 2022
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.
Underlying Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Comstock Fund — Series I††	0.57%	—	0.18%	—	0.75%	—	0.75%
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Underlying Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Invesco V.I. Government Securities Fund — Series II	0.48%	0.25%	0.20%	—	0.93%	—	0.93%
Brighthouse Funds Trust I
Brighthouse/abrdn Emerging Markets Equity Portfolio — Class A	0.94%	—	0.10%	—	1.04%	0.10%	0.94%
CBRE Global Real Estate Portfolio — Class A	0.63%	—	0.05%	—	0.68%	0.04%	0.64%
Invesco Comstock Portfolio — Class B	0.57%	0.25%	0.02%	—	0.84%	0.03%	0.81%
Invesco Global Equity Portfolio — Class A††	0.67%	—	0.04%	—	0.71%	0.13%	0.58%
Invesco Global Equity Portfolio — Class B	0.67%	0.25%	0.04%	—	0.96%	0.13%	0.83%
Invesco Small Cap Growth Portfolio — Class B	0.86%	0.25%	0.03%	—	1.14%	0.08%	1.06%
Loomis Sayles Growth Portfolio — Class E	0.56%	0.15%	0.02%	—	0.73%	0.01%	0.72%
Morgan Stanley Discovery Portfolio — Class A	0.64%	—	0.04%	—	0.68%	0.03%	0.65%
T. Rowe Price Large Cap Value Portfolio — Class E	0.57%	0.15%	0.02%	—	0.74%	0.06%	0.68%
Victory Sycamore Mid Cap Value Portfolio — Class A	0.65%	—	0.03%	—	0.68%	0.09%	0.59%
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class B	0.34%	0.25%	0.05%	—	0.64%	0.01%	0.63%
BlackRock Capital Appreciation Portfolio — Class A	0.70%	—	0.03%	—	0.73%	0.10%	0.63%
BlackRock Ultra-Short Term Bond Portfolio — Class A	0.35%	—	0.03%	—	0.38%	0.02%	0.36%
Brighthouse/Artisan Mid Cap Value Portfolio — Class B	0.82%	0.25%	0.03%	—	1.10%	0.09%	1.01%
MFS® Total Return Portfolio — Class F	0.57%	0.20%	0.06%	—	0.83%	0.03%	0.80%
MFS® Value Portfolio — Class D	0.62%	0.10%	0.01%	—	0.73%	0.07%	0.66%
T. Rowe Price Large Cap Growth Portfolio — Class B	0.60%	0.25%	0.02%	—	0.87%	0.05%	0.82%
Western Asset Management Strategic Bond Opportunities Portfolio — Class B	0.57%	0.25%	0.03%	—	0.85%	0.05%	0.80%
Fidelity® Variable Insurance Products — Service Class 2
Contrafund® Portfolio	0.53%	0.25%	0.07%	—	0.85%	—	0.85%
Mid Cap Portfolio	0.53%	0.25%	0.08%	—	0.86%	—	0.86%
Legg Mason Partners Variable Equity Trust — Class I
ClearBridge Variable Large Cap Value Portfolio	0.65%	—	0.06%	0.01%	0.72%	—	0.72%
ClearBridge Variable Small Cap Growth Portfolio	0.75%	—	0.05%	—	0.80%	—	0.80%
Legg Mason Partners Variable Income Trust — Class I
Western Asset Variable Global High Yield Bond Portfolio	0.70%	—	0.09%	—	0.79%	—	0.79%
Morgan Stanley Variable Insurance Fund, Inc. — Class I
Growth Portfolio	0.50%	—	0.28%	—	0.78%	0.21%	0.57%

††
Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at
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least until April 28, 2024. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds’ prospectuses for additional information regarding these arrangements.
The Annuity Contract

Contract Owner Inquiries
The contact information for the offices that administer your contract is as follows: Please direct your requests and elections under your Contract, and inquiries about your Contract, to Us as directed below. A request or election sent to an address other than the appropriate address provided below may be returned or there may be a delay in processing the request or election.
All Contracts except those listed below
For all Requests and Elections (Including Payments)
Brighthouse Life Insurance Company
P.O. Box 305075
Nashville, TN 37230-5075
Telephone: (888) 243-1932
Fax: Brighthouse Policy Holder Services, (877) 246-8424

For Contracts currently receiving annuity payments
For General Servicing Requests and Communications
Brighthouse Life Insurance Company
Attn: Pano 2
P.O. Box 305073
Nashville, TN 37230-5073
Telephone: (888) 243-1932
Fax: (877) 245-2964
For Claims Related Communications
Brighthouse Life Insurance Company
Attn: Pano 2
P.O. Box 305074
Nashville, TN 37230-5074
Telephone: (888) 243-1932
Fax: (877) 245-2964

If:
1. You purchased a Guaranteed Minimum Accumulation
Benefit (GMAB) rider with your contract,
2.Your contract currently has or had an active loan
initiated any time on or before April 10, 2011, or
3. As the designated beneficiary on the contract, you
elected, on or after April 10, 2011, to continue the
contract in your own name after the death of the original
owner or annuitant.

For Payments
Brighthouse Life Insurance Company
P.O. Box 70247
Philadelphia, PA 19176-0247
For all Other Requests and Elections
Brighthouse Life Insurance Company
P.O. Box 4261
Clinton, IA 52733-4261
Telephone: 833-208-3018
Fax: 877-319-2495

The Variable Funding Options
Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund’s investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling Us at the phone number listed in the Contract Owner Inquiries section or through your registered representative. You should read the prospectuses for the Underlying Funds carefully. We do not guarantee the investment results of the Underlying Funds.
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The current Underlying Funds are listed below, along with their investment adviser and any subadviser:
Underlying Fund	Investment Objective	Investment Adviser/Subadviser
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Comstock Fund — Series I††	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco Advisers, Inc.
Invesco V.I. Government Securities Fund — Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers, Inc.
Brighthouse Funds Trust I
Brighthouse/abrdn Emerging Markets Equity Portfolio — Class A	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: abrdn Investments Limited
CBRE Global Real Estate Portfolio — Class A	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC
Invesco Comstock Portfolio — Class B	Seeks capital growth and income.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Global Equity Portfolio — Class A††	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Global Equity Portfolio — Class B	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Small Cap Growth Portfolio — Class B	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Loomis Sayles Growth Portfolio — Class E	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
Morgan Stanley Discovery Portfolio — Class A	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.
T. Rowe Price Large Cap Value Portfolio — Class E	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Victory Sycamore Mid Cap Value Portfolio — Class A	Seeks high total return by investing in equity securities of mid-sized companies.	Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class B	Seeks a competitive total return primarily from investing in fixed-income securities.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Capital Appreciation Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond Portfolio — Class A	Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
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Underlying Fund	Investment Objective	Investment Adviser/Subadviser
Brighthouse/Artisan Mid Cap Value Portfolio — Class B	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership
MFS® Total Return Portfolio — Class F	Seeks a favorable total return through investment in a diversified portfolio.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
MFS® Value Portfolio — Class D	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
T. Rowe Price Large Cap Growth Portfolio — Class B	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Western Asset Management Strategic Bond Opportunities Portfolio — Class B	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC
Fidelity® Variable Insurance Products — Service Class 2
Contrafund® Portfolio	Seeks long-term capital appreciation.	Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan
Mid Cap Portfolio	Seeks long-term growth of capital.	Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan
Legg Mason Partners Variable Equity Trust — Class I
ClearBridge Variable Large Cap Value Portfolio	Seeks long-term growth of capital as its primary objective. Current income is a secondary objective.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Small Cap Growth Portfolio	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
Legg Mason Partners Variable Income Trust — Class I
Western Asset Variable Global High Yield Bond Portfolio	Seeks to maximize total return.	Legg Mason Partners Fund Advisor, LLC Subadvisers: Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Pte. Ltd.
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Underlying Fund	Investment Objective	Investment Adviser/Subadviser
Morgan Stanley Variable Insurance Fund, Inc. — Class I
Growth Portfolio	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.	Morgan Stanley Investment Management Inc.

††
Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
Transfers

Restrictions on Transfers
Restrictions on Frequent Transfers. Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will impose transfer restrictions on the entire contract and will require future transfer requests to or from any Underlying Fund under the contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.
We monitor transfer activity in the following “Monitored Portfolios” for purposes of imposing our restrictions on frequent transfers.
Brighthouse/abrdn Emerging Markets Equity Portfolio
CBRE Global Real Estate Portfolio
ClearBridge Variable Small Cap Growth Portfolio
Invesco Global Equity Portfolio
Invesco Small Cap Growth Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
Western Asset Variable Global High Yield Bond Portfolio
FEDERAL TAX CONSIDERATIONS

Changes Affecting Qualified Annuity Contracts. Under the recently enacted SECURE 2.0 Act of 2022 (the “Act”), the age at which required minimum distributions (“RMDs”) must generally begin under an IRA or qualified retirement plan has been increased from age 72 to age 73 for individuals who attained age 72 on or after January 1, 2023.  This change does not affect individuals who attained age 72 prior to January 1, 2023 and therefore has no impact on the calculation or timing of their RMDs.  In 2033, the Act provides for a further increase to age 75 for certain individuals based upon their date of birth.  The Act includes many other provisions updating the Internal Revenue Code (the “Code”) and affecting IRAs and qualified plans, some of which become effective immediately and some which will become effective in later years. For example, the Act contains provisions affecting certain contribution and other limits pertaining to IRAs and qualified plans, as well as provisions providing new exceptions to the 10% federal income tax penalty for premature distributions, including the ability to recontribute such premature distributions to an IRA or qualified plan (subject to the provisions of the Code, the qualified plan/IRA, the Contract and our administrative rules). You should consult with a qualified tax adviser as to how these changes affect you.
Other Information

The Insurance Company
We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask your financial representative for guidance regarding any requests or elections and for information about your particular investment needs. Please bear in mind that your financial representative, or any financial firm or financial
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professional you consult to provide advice, is acting on your behalf. We are not a party to any agreement between you and your financial professional. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including account recommendations).
Cybersecurity and Certain Business Continuity Risks
Our variable annuity contract business is largely conducted through complex information technology and communications systems operated by us and our service providers or other business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of our variable annuity contracts), and their operations rely on the secure processing, storage and transmission of confidential and other information in their systems and those of their respective third party service providers. For example, many routine operations, such as processing Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems. We have established administrative and technical controls and business continuity and resilience plans to protect our operations against attempts by unauthorized third parties to improperly access, modify, disrupt the operation of, or prevent access to critical networks or systems or data within them (a “cyber-attack”). Despite these protocols, a cyber-attack could have a material, negative impact on the Company and the Separate Account, as well as individual Owners and their contracts. There are inherent limitations in our plans and systems, including the possibility that certain risks have not been identified or that unknown threats may emerge in the future. Unanticipated problems with, or failures of, our disaster recovery systems and business continuity plans could have a material impact on our ability to conduct business and on our financial condition and operations, and such events could result in regulatory fines or sanctions, litigation, penalties or financial losses, reputational harm, loss of customers, and/or additional compliance costs for BLIC. Our operations also could be negatively affected by a cyber-attack at a third party, such as a service provider, business partner, another participant in the financial markets, or a governmental or regulatory authority. Cyber-attacks can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; phishing attacks; account takeover attempts; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Disruptions or failures may also result from unintentional causes, such as market events that trigger a surge of activity that overloads current information technology and communication systems. Other disruptive events, including (but not limited to) natural disasters, military actions, and public health crises, may adversely affect our ability to conduct business, in particular if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event. Cyber-attacks, disruptions or failures to our business operations can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Underlying Funds; impact our ability to calculate Accumulation Unit values; cause the release and/or possible loss, misappropriation or corruption of confidential Owner or business information; or impede order processing or cause other operational issues.  Cyber-attacks, disruptions or failures may also impact the issuers of securities in which the Underlying Funds invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Underlying Funds will avoid losses affecting your contract due to cyber-attacks, disruptions or failures in the future. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Underlying Funds invest.
COVID-19 and Market Conditions
The COVID-19 pandemic has at times resulted in or contributed to significant financial market volatility, travel restrictions and disruptions, quarantines, an uncertain interest rate environment, elevated inflation, global business, supply chain, and employment disruptions affecting companies across various industries, government and central bank interventions, wide-ranging changes in consumer behavior, as well as general concern and uncertainty that has negatively affected the economic environment. COVID-19 vaccine distribution in the United States has resulted in more flexible quarantine guidelines, increased consumer demand, and resurgence of travel. However, vaccination rates and vaccine availability abroad, specifically in developing and emerging market countries, continue to lag, and new COVID-19 variants have led to waves of increased hospitalizations and deaths. At this time, it continues to not be possible to estimate the severity or duration of the pandemic, including the severity, duration and frequency of any additional “waves” or emerging variants of COVID-19. It likewise remains not possible to predict or estimate the longer-term effects of the pandemic, or any actions taken to contain or address the pandemic, on our business and financial condition, the financial markets, and economy at large. The Company has implemented risk management
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and contingency plans, and continues to closely monitor this evolving situation, including the impact on services provided by third-party vendors. However, there can be no assurance that any future impact from the COVID-19 pandemic will not be material to the Company and/or with respect to the services the Company or its customers receive from third-party vendors.
Significant market volatility and negative investment returns in the financial markets resulting from the COVID-19 pandemic and market conditions could have a negative impact on returns of the Underlying Funds in which the Separate Account invests. Depending on market conditions and your individual circumstances (e.g., your selected investment options and the timing of any transfers or withdrawals), you may experience (perhaps significant) negative returns under the contract. You should consult with your financial representative about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the contract, such as making subsequent Purchase Payments, transfers, or withdrawals, based on your individual circumstances.
Financial Statements
The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.
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Premier Advisers III Annuity
issued by
Brighthouse Life Insurance Company
Brighthouse Separate Account Eleven for Variable Annuities
Supplement Dated May 1, 2023
to the Prospectus Dated April 28, 2008
This supplement updates certain information contained in your last prospectus dated April 28, 2008 for Premier Advisers III Annuity (the “Contract”) issued by Brighthouse Life Insurance Company (“We”, “Us”, or “the Company”). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.
You can choose to have your premium (“Purchase Payments”) accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Series II
Invesco V.I. Diversified Dividend Fund
Invesco V.I. Equally-Weighted S&P 500 Fund
Invesco V.I. Government Securities Fund
Brighthouse Funds Trust I
Brighthouse/abrdn Emerging Markets Equity Portfolio — Class A
CBRE Global Real Estate Portfolio — Class A
Invesco Comstock Portfolio — Class B
Invesco Global Equity Portfolio — Class B
Invesco Small Cap Growth Portfolio — Class B
JPMorgan Small Cap Value Portfolio — Class A
Loomis Sayles Growth Portfolio — Class A
MFS® Research International Portfolio — Class B
Morgan Stanley Discovery Portfolio — Class A
T. Rowe Price Large Cap Value Portfolio — Class B
Victory Sycamore Mid Cap Value Portfolio — Class A
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class B
BlackRock Capital Appreciation Portfolio — Class A
BlackRock Ultra-Short Term Bond Portfolio — Class A
MFS® Total Return Portfolio — Class F
MFS® Value Portfolio — Class D
T. Rowe Price Large Cap Growth Portfolio — Class B
Western Asset Management Strategic Bond Opportunities Portfolio — Class B
Fidelity® Variable Insurance Products — Service Class 2
Contrafund® Portfolio
Mid Cap Portfolio
Legg Mason Partners Variable Equity Trust — Class I
ClearBridge Variable Large Cap Growth Portfolio
ClearBridge Variable Large Cap Value Portfolio
ClearBridge Variable Small Cap Growth Portfolio
Legg Mason Partners Variable Income Trust — Class I
Western Asset Variable Global High Yield Bond Portfolio
Morgan Stanley Variable Insurance Fund, Inc. — Class I
Growth Portfolio
The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
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Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see “Charges and Deductions — Premium Tax”) or other taxes, which may be applicable.
Contract Owner Transaction Expenses
Withdrawal Charge	6%(1)
(as a percentage of the Purchase Payments withdrawn)
Transfer Charge	$10(2)
(assessed on transfers that exceed 12 per year)
Variable Liquidity Benefit Charge	6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
The interest rate used to calculate this present value is 1% higher than the Assumed (Daily)
Net Investment Factor used to calculate The Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.
Contract Administrative Charges
Annual Contract Administrative Charge	$30(4)

(1)
The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for seven years. The charge is as follows:
Years Since Purchase Payment Made		Withdrawal Charge
Greater than or Equal to	But less than
0 years	2 years	6%
2 years	4 years	5%
4 years	5 years	4%
5 years	6 years	3%
6 years	7 years	2%
7 years+		0%
(2)
We do not currently assess the transfer charge.
(3)
This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:
Years Since Initial Purchase Payment		Withdrawal Charge
Greater than or Equal to	But less than
0 years	2 years	6%
2 years	4 years	5%
4 years	5 years	4%
5 years	6 years	3%
6 years	7 years	2%
7 years+		0%
(4)
We do not assess this charge if the Contract Value is $40,000 or more on the fourth Friday of each August.
Annual Separate Account Charges:
(as a percentage of the average daily net assets of the Separate Account)
We will assess a minimum mortality and expense risk charge (“M&E”) of 1.45% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.15% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB
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Rider is 0.75%. Below is a summary of the charges that may apply, depending on the death benefit and optional features you select:
Mortality and Expense Risk Charge*	1.45%
Administrative Expense Charge	0.15%
Total Annual Separate Account Charges with No Optional Features Selected	1.60%
Optional E.S.P. Charge	0.15%
Total Annual Separate Account Charges with E.S.P. Only Selected	1.75%
Optional GMAB Charge	0.50%
Total Annual Separate Account Charges with GMAB Only Selected	2.10%
Total Annual Separate Account Charges with E.S.P. and GMAB Selected(5)	2.25%
Optional GMWB I Charge	1.00%(6)
Optional GMWB II Charge	1.00%(6)
Optional GMWB III Charge	0.25%
Total Annual Separate Account Charges with GMWB I Only Selected	2.60%
Total Annual Separate Account Charges with GMWB II Only Selected	2.60%
Total Annual Separate Account Charges with GMWB III Only Selected	1.85%
Total Annual Separate Account Charges with E.S.P. and GMWB I Selected	2.75%
Total Annual Separate Account Charges with E.S.P. and GMWB II Selected	2.75%
Total Annual Separate Account Charges with E.S.P. and GMWB III Selected	2.00%

*
We will waive a portion of the Mortality and Expense Risk Charge equal to the amount, if any, by which the Underlying Fund expenses exceed: 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio – Class B; 1.13% for the Subaccount investing in the MFS® Research International Portfolio – Class B; 0.62% for the Subaccount investing in the Invesco Global Equity Portfolio – Class A; 0.87% for the Subaccount investing in the Invesco Global Equity Portfolio – Class B; 0.84% for the Subaccount investing in the Invesco Comstock Portfolio – Class B; and 1.21% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio – Class B.
(5)
GMAB and GMWB cannot both be elected.
(6)
The current charges for the available GMWB riders with a reset feature (See “Living Benefits”) are 0.40% for GMWB I and 0.50% for GMWB II.
Underlying Fund Expenses as of December 31, 2022 (unless otherwise indicated):
The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund’s management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund’s fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling Us at the phone number listed in the Contract Owner Inquiries section.
Minimum and Maximum Total Annual Underlying Fund Operating Expenses
	Minimum	Maximum
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.38%	1.14%
Underlying Fund Fees and Expenses as of December 31, 2022
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.
Underlying Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Comstock Fund†	0.57%	—	0.18%	—	0.75%	—	0.75%
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Underlying Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Invesco V.I. Diversified Dividend Fund	0.49%	0.25%	0.18%	—	0.92%	—	0.92%
Invesco V.I. Equally-Weighted S&P 500 Fund	0.12%	0.25%	0.20%	—	0.57%	—	0.57%
Invesco V.I. Government Securities Fund	0.48%	0.25%	0.20%	—	0.93%	—	0.93%
Brighthouse Funds Trust I
Brighthouse/abrdn Emerging Markets Equity Portfolio	0.94%	—	0.10%	—	1.04%	0.10%	0.94%
CBRE Global Real Estate Portfolio	0.63%	—	0.05%	—	0.68%	0.04%	0.64%
Invesco Comstock Portfolio	0.57%	0.25%	0.02%	—	0.84%	0.03%	0.81%
Invesco Global Equity Portfolio†	0.67%	—	0.04%	—	0.71%	0.13%	0.58%
Invesco Global Equity Portfolio	0.67%	0.25%	0.04%	—	0.96%	0.13%	0.83%
Invesco Small Cap Growth Portfolio	0.86%	0.25%	0.03%	—	1.14%	0.08%	1.06%
JPMorgan Small Cap Value Portfolio	0.78%	—	0.07%	—	0.85%	0.10%	0.75%
Loomis Sayles Growth Portfolio	0.56%	—	0.02%	—	0.58%	0.01%	0.57%
MFS® Research International Portfolio	0.70%	0.25%	0.05%	—	1.00%	0.11%	0.89%
Morgan Stanley Discovery Portfolio	0.64%	—	0.04%	—	0.68%	0.03%	0.65%
T. Rowe Price Large Cap Value Portfolio	0.57%	0.25%	0.02%	—	0.84%	0.06%	0.78%
T. Rowe Price Large Cap Value Portfolio†	0.57%	0.15%	0.02%	—	0.74%	0.06%	0.68%
Victory Sycamore Mid Cap Value Portfolio	0.65%	—	0.03%	—	0.68%	0.09%	0.59%
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio	0.34%	0.25%	0.05%	—	0.64%	0.01%	0.63%
BlackRock Capital Appreciation Portfolio	0.70%	—	0.03%	—	0.73%	0.10%	0.63%
BlackRock Ultra-Short Term Bond Portfolio	0.35%	—	0.03%	—	0.38%	0.02%	0.36%
MFS® Total Return Portfolio	0.57%	0.20%	0.06%	—	0.83%	0.03%	0.80%
MFS® Value Portfolio	0.62%	0.10%	0.01%	—	0.73%	0.07%	0.66%
T. Rowe Price Large Cap Growth Portfolio	0.60%	0.25%	0.02%	—	0.87%	0.05%	0.82%
Western Asset Management Strategic Bond Opportunities Portfolio	0.57%	0.25%	0.03%	—	0.85%	0.05%	0.80%
Fidelity® Variable Insurance Products
Contrafund® Portfolio	0.53%	0.25%	0.07%	—	0.85%	—	0.85%
Mid Cap Portfolio	0.53%	0.25%	0.08%	—	0.86%	—	0.86%
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Large Cap Growth Portfolio	0.70%	—	0.05%	0.01%	0.76%	—	0.76%
ClearBridge Variable Large Cap Value Portfolio	0.65%	—	0.06%	0.01%	0.72%	—	0.72%
ClearBridge Variable Small Cap Growth Portfolio	0.75%	—	0.05%	—	0.80%	—	0.80%
Legg Mason Partners Variable Income Trust
Western Asset Variable Global High Yield Bond Portfolio	0.70%	—	0.09%	—	0.79%	—	0.79%
Morgan Stanley Variable Insurance Fund, Inc.
Growth Portfolio	0.50%	—	0.28%	—	0.78%	0.21%	0.57%

††
Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 28, 2024. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds’ prospectuses for additional information regarding these arrangements.
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The Annuity Contract

Contract Owner Inquiries
The contact information for the offices that administer your contract is as follows: Please direct your requests and elections under your Contract, and inquiries about your Contract, to Us as directed below. A request or election sent to an address other than the appropriate address provided below may be returned or there may be a delay in processing the request or election.
All Contracts except those listed below
For all Requests and Elections (Including Payments)
Brighthouse Life Insurance Company
P.O. Box 305075
Nashville, TN 37230-5075
Telephone: (888) 243-1932
Fax: Brighthouse Policy Holder Services, (877) 246-8424

For Contracts currently receiving annuity payments
For General Servicing Requests and Communications
Brighthouse Life Insurance Company
Attn: Pano 2
P.O. Box 305073
Nashville, TN 37230-5073
Telephone: (888) 243-1932
Fax: (877) 245-2964
For Claims Related Communications
Brighthouse Life Insurance Company
Attn: Pano 2
P.O. Box 305074
Nashville, TN 37230-5074
Telephone: (888) 243-1932
Fax: (877) 245-2964

If:
1. You purchased a Guaranteed Minimum Accumulation
Benefit (GMAB) rider with your contract,
2.Your contract currently has or had an active loan
initiated any time on or before April 10, 2011, or
3. As the designated beneficiary on the contract, you
elected, on or after April 10, 2011, to continue the
contract in your own name after the death of the original
owner or annuitant.

For Payments
Brighthouse Life Insurance Company
P.O. Box 70247
Philadelphia, PA 19176-0247
For all Other Requests and Elections
Brighthouse Life Insurance Company
P.O. Box 4261
Clinton, IA 52733-4261
Telephone: 833-208-3018
Fax: 877-319-2495

The Variable Funding Options
Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund’s investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling Us at the phone number listed in the Contract Owner Inquiries section or through your registered representative. You should read the prospectuses for the Underlying Funds carefully. We do not guarantee the investment results of the Underlying Funds.
The current Underlying Funds are listed below, along with their investment adviser and any subadviser:
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Underlying Fund	Investment Objective	Investment Adviser/Subadviser
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Comstock Fund — Series I††	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco Advisers, Inc.
Invesco V.I. Diversified Dividend Fund — Series II	Seeks to provide reasonable current income and long-term growth of income and capital.	Invesco Advisers, Inc.
Invesco V.I. Equally-Weighted S&P 500 Fund — Series II	Seeks to achieve a high level of total return on its assets through a combination of capital appreciation and current income.	Invesco Advisers, Inc. Subadviser: Invesco Capital Management LLC
Invesco V.I. Government Securities Fund — Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers, Inc.
Brighthouse Funds Trust I
Brighthouse/abrdn Emerging Markets Equity Portfolio — Class A	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: abrdn Investments Limited
CBRE Global Real Estate Portfolio — Class A	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC
Invesco Comstock Portfolio — Class B	Seeks capital growth and income.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Global Equity Portfolio — Class A††	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Global Equity Portfolio — Class B	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Small Cap Growth Portfolio — Class B	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value Portfolio — Class A	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.
Loomis Sayles Growth Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
MFS® Research International Portfolio — Class B	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Morgan Stanley Discovery Portfolio — Class A	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.
T. Rowe Price Large Cap Value Portfolio — Class B	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
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Underlying Fund	Investment Objective	Investment Adviser/Subadviser
T. Rowe Price Large Cap Value Portfolio — Class E††	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Victory Sycamore Mid Cap Value Portfolio — Class A	Seeks high total return by investing in equity securities of mid-sized companies.	Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class B	Seeks a competitive total return primarily from investing in fixed-income securities.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Capital Appreciation Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond Portfolio — Class A	Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
MFS® Total Return Portfolio — Class F	Seeks a favorable total return through investment in a diversified portfolio.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
MFS® Value Portfolio — Class D	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
T. Rowe Price Large Cap Growth Portfolio — Class B	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Western Asset Management Strategic Bond Opportunities Portfolio — Class B	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC
Fidelity® Variable Insurance Products — Service Class 2
Contrafund® Portfolio	Seeks long-term capital appreciation.	Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan
Mid Cap Portfolio	Seeks long-term growth of capital.	Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan
Legg Mason Partners Variable Equity Trust — Class I
ClearBridge Variable Large Cap Growth Portfolio	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Large Cap Value Portfolio	Seeks long-term growth of capital as its primary objective. Current income is a secondary objective.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
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Underlying Fund	Investment Objective	Investment Adviser/Subadviser
ClearBridge Variable Small Cap Growth Portfolio	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
Legg Mason Partners Variable Income Trust — Class I
Western Asset Variable Global High Yield Bond Portfolio	Seeks to maximize total return.	Legg Mason Partners Fund Advisor, LLC Subadvisers: Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Pte. Ltd.
Morgan Stanley Variable Insurance Fund, Inc. — Class I
Growth Portfolio	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.	Morgan Stanley Investment Management Inc.

††
Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
Transfers

Restrictions on Transfers
Restrictions on Frequent Transfers. Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will impose transfer restrictions on the entire contract and will require future transfer requests to or from any Underlying Fund under the contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.
We monitor transfer activity in the following “Monitored Portfolios” for purposes of imposing our restrictions on frequent transfers.
Brighthouse/abrdn Emerging Markets Equity Portfolio
CBRE Global Real Estate Portfolio
ClearBridge Variable Small Cap Growth Portfolio
Invesco Global Equity Portfolio
Invesco Small Cap Growth Portfolio
JPMorgan Small Cap Value Portfolio
MFS® Research International Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
Western Asset Variable Global High Yield Bond Portfolio
FEDERAL TAX CONSIDERATIONS

Changes Affecting Qualified Annuity Contracts. Under the recently enacted SECURE 2.0 Act of 2022 (the “Act”), the age at which required minimum distributions (“RMDs”) must generally begin under an IRA or qualified retirement plan has been increased from age 72 to age 73 for individuals who attained age 72 on or after January 1, 2023.  This change does not affect individuals who attained age 72 prior to January 1, 2023 and therefore has no impact on the calculation or timing of their RMDs.  In 2033, the Act provides for a further increase to age 75 for certain individuals
8

based upon their date of birth.  The Act includes many other provisions updating the Internal Revenue Code (the “Code”) and affecting IRAs and qualified plans, some of which become effective immediately and some which will become effective in later years. For example, the Act contains provisions affecting certain contribution and other limits pertaining to IRAs and qualified plans, as well as provisions providing new exceptions to the 10% federal income tax penalty for premature distributions, including the ability to recontribute such premature distributions to an IRA or qualified plan (subject to the provisions of the Code, the qualified plan/IRA, the Contract and our administrative rules). You should consult with a qualified tax adviser as to how these changes affect you.
Other Information

The Insurance Company
We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask your financial representative for guidance regarding any requests or elections and for information about your particular investment needs. Please bear in mind that your financial representative, or any financial firm or financial professional you consult to provide advice, is acting on your behalf. We are not a party to any agreement between you and your financial professional. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including account recommendations).
Cybersecurity and Certain Business Continuity Risks
Our variable annuity contract business is largely conducted through complex information technology and communications systems operated by us and our service providers or other business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of our variable annuity contracts), and their operations rely on the secure processing, storage and transmission of confidential and other information in their systems and those of their respective third party service providers. For example, many routine operations, such as processing Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems. We have established administrative and technical controls and business continuity and resilience plans to protect our operations against attempts by unauthorized third parties to improperly access, modify, disrupt the operation of, or prevent access to critical networks or systems or data within them (a “cyber-attack”). Despite these protocols, a cyber-attack could have a material, negative impact on the Company and the Separate Account, as well as individual Owners and their contracts. There are inherent limitations in our plans and systems, including the possibility that certain risks have not been identified or that unknown threats may emerge in the future. Unanticipated problems with, or failures of, our disaster recovery systems and business continuity plans could have a material impact on our ability to conduct business and on our financial condition and operations, and such events could result in regulatory fines or sanctions, litigation, penalties or financial losses, reputational harm, loss of customers, and/or additional compliance costs for BLIC. Our operations also could be negatively affected by a cyber-attack at a third party, such as a service provider, business partner, another participant in the financial markets, or a governmental or regulatory authority. Cyber-attacks can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; phishing attacks; account takeover attempts; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Disruptions or failures may also result from unintentional causes, such as market events that trigger a surge of activity that overloads current information technology and communication systems. Other disruptive events, including (but not limited to) natural disasters, military actions, and public health crises, may adversely affect our ability to conduct business, in particular if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event. Cyber-attacks, disruptions or failures to our business operations can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Underlying Funds; impact our ability to calculate Accumulation Unit values; cause the release and/or possible loss, misappropriation or corruption of confidential Owner or business information; or impede order processing or cause other operational issues.  Cyber-attacks, disruptions or failures may also impact the issuers of securities in which the Underlying Funds invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Underlying Funds will avoid losses affecting your contract due to cyber-attacks, disruptions or failures in the future. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk
9

at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Underlying Funds invest.
COVID-19 and Market Conditions
The COVID-19 pandemic has at times resulted in or contributed to significant financial market volatility, travel restrictions and disruptions, quarantines, an uncertain interest rate environment, elevated inflation, global business, supply chain, and employment disruptions affecting companies across various industries, government and central bank interventions, wide-ranging changes in consumer behavior, as well as general concern and uncertainty that has negatively affected the economic environment. COVID-19 vaccine distribution in the United States has resulted in more flexible quarantine guidelines, increased consumer demand, and resurgence of travel. However, vaccination rates and vaccine availability abroad, specifically in developing and emerging market countries, continue to lag, and new COVID-19 variants have led to waves of increased hospitalizations and deaths. At this time, it continues to not be possible to estimate the severity or duration of the pandemic, including the severity, duration and frequency of any additional “waves” or emerging variants of COVID-19. It likewise remains not possible to predict or estimate the longer-term effects of the pandemic, or any actions taken to contain or address the pandemic, on our business and financial condition, the financial markets, and economy at large. The Company has implemented risk management and contingency plans, and continues to closely monitor this evolving situation, including the impact on services provided by third-party vendors. However, there can be no assurance that any future impact from the COVID-19 pandemic will not be material to the Company and/or with respect to the services the Company or its customers receive from third-party vendors.
Significant market volatility and negative investment returns in the financial markets resulting from the COVID-19 pandemic and market conditions could have a negative impact on returns of the Underlying Funds in which the Separate Account invests. Depending on market conditions and your individual circumstances (e.g., your selected investment options and the timing of any transfers or withdrawals), you may experience (perhaps significant) negative returns under the contract. You should consult with your financial representative about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the contract, such as making subsequent Purchase Payments, transfers, or withdrawals, based on your individual circumstances.
Financial Statements
The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.
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Premier Advisers III (Series II) Annuity
issued by
Brighthouse Life Insurance Company
Brighthouse Separate Account Eleven for Variable Annuities
Supplement Dated May 1, 2023
to the Prospectus Dated April 28, 2008
This supplement updates certain information contained in your last prospectus dated April 28, 2008 for Premier Advisers III (Series II) Annuity (the “Contract”) issued by Brighthouse Life Insurance Company (“We”, “Us”, or “the Company”). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.
You can choose to have your premium (“Purchase Payments”) accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Series II
Invesco V.I. Diversified Dividend Fund
Invesco V.I. Equally-Weighted S&P 500 Fund
Invesco V.I. Government Securities Fund
Brighthouse Funds Trust I
Brighthouse/abrdn Emerging Markets Equity Portfolio — Class A
CBRE Global Real Estate Portfolio — Class A
Invesco Comstock Portfolio — Class B
Invesco Global Equity Portfolio — Class B
Invesco Small Cap Growth Portfolio — Class B
JPMorgan Small Cap Value Portfolio — Class A
Loomis Sayles Growth Portfolio — Class A
MFS® Research International Portfolio — Class B
Morgan Stanley Discovery Portfolio — Class A
T. Rowe Price Large Cap Value Portfolio — Class B
Victory Sycamore Mid Cap Value Portfolio — Class A
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class B
BlackRock Capital Appreciation Portfolio — Class A
BlackRock Ultra-Short Term Bond Portfolio — Class A
MFS® Total Return Portfolio — Class F
MFS® Value Portfolio — Class D
T. Rowe Price Large Cap Growth Portfolio — Class B
Western Asset Management Strategic Bond Opportunities Portfolio — Class B
Fidelity® Variable Insurance Products — Service Class 2
Contrafund® Portfolio
Mid Cap Portfolio
Legg Mason Partners Variable Equity Trust — Class I
ClearBridge Variable Large Cap Growth Portfolio
ClearBridge Variable Large Cap Value Portfolio
ClearBridge Variable Small Cap Growth Portfolio
Legg Mason Partners Variable Income Trust — Class I
Western Asset Variable Global High Yield Bond Portfolio
Morgan Stanley Variable Insurance Fund, Inc. — Class I
Growth Portfolio
The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see “Charges and Deductions — Premium Tax”) or other taxes, which may be applicable.
Contract Owner Transaction Expenses
Withdrawal Charge	6%(1)
(as a percentage of the Purchase Payments withdrawn)
Transfer Charge	$10(2)
(assessed on transfers that exceed 12 per year)
Variable Liquidity Benefit Charge	6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
The interest rate used to calculate this present value is 1% higher than the Assumed (Daily)
Net Investment Factor used to calculate The Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.
Contract Administrative Charges
Annual Contract Administrative Charge	$30(4)

(1)
The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for seven years. The charge is as follows:
Years Since Purchase Payment Made		Withdrawal Charge
Greater than or Equal to	But less than
0 years	2 years	6%
2 years	4 years	5%
4 years	5 years	4%
5 years	6 years	3%
6 years	7 years	2%
7 years+		0%
(2)
We do not currently assess the transfer charge.
(3)
This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:
Years Since Initial Purchase Payment		Withdrawal Charge
Greater than or Equal to	But less than
0 years	2 years	6%
2 years	4 years	5%
4 years	5 years	4%
5 years	6 years	3%
6 years	7 years	2%
7 years+		0%
(4)
We do not assess this charge if the Contract Value is $40,000 or more on the fourth Friday of each August.
Annual Separate Account Charges:
(as a percentage of the average daily net assets of the Separate Account)
We will assess a minimum mortality and expense risk charge (“M&E”) of 1.40% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.15% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB

Rider is 0.75%. Below is a summary of the charges that may apply, depending on the death benefit and optional features you select:
Mortality and Expense Risk Charge*	1.40%
Administrative Expense Charge	0.15%
Total Annual Separate Account Charges with No Optional Features Selected	1.55%
Optional E.S.P. Charge	0.15%
Total Annual Separate Account Charges with E.S.P. Only Selected	1.70%
Optional GMAB Charge	0.50%
Total Annual Separate Account Charges with GMAB Only Selected	2.05%
Total Annual Separate Account Charges with E.S.P. and GMAB Selected(5)	2.20%
Optional GMWB I Charge	1.00%(6)
Optional GMWB II Charge	1.00%(6)
Optional GMWB III Charge	0.25%
Total Annual Separate Account Charges with GMWB I Only Selected	2.55%
Total Annual Separate Account Charges with GMWB II Only Selected	2.55%
Total Annual Separate Account Charges with GMWB III Only Selected	1.80%
Total Annual Separate Account Charges with E.S.P. and GMWB I Selected	2.70%
Total Annual Separate Account Charges with E.S.P. and GMWB II Selected	2.70%
Total Annual Separate Account Charges with E.S.P. and GMWB III Selected	1.95%

*
We will waive a portion of the Mortality and Expense Risk Charge equal to the amount, if any, by which the Underlying Fund expenses exceed: 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio – Class B; 1.13% for the Subaccount investing in the MFS® Research International Portfolio – Class B; 0.62% for the Subaccount investing in the Invesco Global Equity Portfolio – Class A; 0.87% for the Subaccount investing in the Invesco Global Equity Portfolio – Class B; 0.84% for the Subaccount investing in the Invesco Comstock Portfolio – Class B; and 1.21% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio – Class B.
(5)
GMAB and GMWB cannot both be elected.
(6)
The current charges for the available GMWB riders with a reset feature (See “Living Benefits”) are 0.40% for GMWB I and 0.50% for GMWB II.
Underlying Fund Expenses as of December 31, 2022 (unless otherwise indicated):
The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund’s management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund’s fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling Us at the phone number listed in the Contract Owner Inquiries section.
Minimum and Maximum Total Annual Underlying Fund Operating Expenses
	Minimum	Maximum
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.38%	1.14%
Underlying Fund Fees and Expenses as of December 31, 2022
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.
Underlying Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Comstock Fund†	0.57%	—	0.18%	—	0.75%	—	0.75%

Underlying Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Invesco V.I. Diversified Dividend Fund	0.49%	0.25%	0.18%	—	0.92%	—	0.92%
Invesco V.I. Equally-Weighted S&P 500 Fund	0.12%	0.25%	0.20%	—	0.57%	—	0.57%
Invesco V.I. Government Securities Fund	0.48%	0.25%	0.20%	—	0.93%	—	0.93%
Brighthouse Funds Trust I
Brighthouse/abrdn Emerging Markets Equity Portfolio	0.94%	—	0.10%	—	1.04%	0.10%	0.94%
CBRE Global Real Estate Portfolio	0.63%	—	0.05%	—	0.68%	0.04%	0.64%
Invesco Comstock Portfolio	0.57%	0.25%	0.02%	—	0.84%	0.03%	0.81%
Invesco Global Equity Portfolio†	0.67%	—	0.04%	—	0.71%	0.13%	0.58%
Invesco Global Equity Portfolio	0.67%	0.25%	0.04%	—	0.96%	0.13%	0.83%
Invesco Small Cap Growth Portfolio	0.86%	0.25%	0.03%	—	1.14%	0.08%	1.06%
JPMorgan Small Cap Value Portfolio	0.78%	—	0.07%	—	0.85%	0.10%	0.75%
Loomis Sayles Growth Portfolio	0.56%	—	0.02%	—	0.58%	0.01%	0.57%
MFS® Research International Portfolio	0.70%	0.25%	0.05%	—	1.00%	0.11%	0.89%
Morgan Stanley Discovery Portfolio	0.64%	—	0.04%	—	0.68%	0.03%	0.65%
T. Rowe Price Large Cap Value Portfolio	0.57%	0.25%	0.02%	—	0.84%	0.06%	0.78%
T. Rowe Price Large Cap Value Portfolio†	0.57%	0.15%	0.02%	—	0.74%	0.06%	0.68%
Victory Sycamore Mid Cap Value Portfolio	0.65%	—	0.03%	—	0.68%	0.09%	0.59%
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio	0.34%	0.25%	0.05%	—	0.64%	0.01%	0.63%
BlackRock Capital Appreciation Portfolio	0.70%	—	0.03%	—	0.73%	0.10%	0.63%
BlackRock Ultra-Short Term Bond Portfolio	0.35%	—	0.03%	—	0.38%	0.02%	0.36%
MFS® Total Return Portfolio	0.57%	0.20%	0.06%	—	0.83%	0.03%	0.80%
MFS® Value Portfolio	0.62%	0.10%	0.01%	—	0.73%	0.07%	0.66%
T. Rowe Price Large Cap Growth Portfolio	0.60%	0.25%	0.02%	—	0.87%	0.05%	0.82%
Western Asset Management Strategic Bond Opportunities Portfolio	0.57%	0.25%	0.03%	—	0.85%	0.05%	0.80%
Fidelity® Variable Insurance Products
Contrafund® Portfolio	0.53%	0.25%	0.07%	—	0.85%	—	0.85%
Mid Cap Portfolio	0.53%	0.25%	0.08%	—	0.86%	—	0.86%
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Large Cap Growth Portfolio	0.70%	—	0.05%	0.01%	0.76%	—	0.76%
ClearBridge Variable Large Cap Value Portfolio	0.65%	—	0.06%	0.01%	0.72%	—	0.72%
ClearBridge Variable Small Cap Growth Portfolio	0.75%	—	0.05%	—	0.80%	—	0.80%
Legg Mason Partners Variable Income Trust
Western Asset Variable Global High Yield Bond Portfolio	0.70%	—	0.09%	—	0.79%	—	0.79%
Morgan Stanley Variable Insurance Fund, Inc.
Growth Portfolio	0.50%	—	0.28%	—	0.78%	0.21%	0.57%

††
Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 28, 2024. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds’ prospectuses for additional information regarding these arrangements.

The Annuity Contract

Contract Owner Inquiries
The contact information for the offices that administer your contract is as follows: Please direct your requests and elections under your Contract, and inquiries about your Contract, to Us as directed below. A request or election sent to an address other than the appropriate address provided below may be returned or there may be a delay in processing the request or election.
All Contracts except those listed below
For all Requests and Elections (Including Payments)
Brighthouse Life Insurance Company
P.O. Box 305075
Nashville, TN 37230-5075
Telephone: (888) 243-1932
Fax: Brighthouse Policy Holder Services, (877) 246-8424

For Contracts currently receiving annuity payments
For General Servicing Requests and Communications
Brighthouse Life Insurance Company
Attn: Pano 2
P.O. Box 305073
Nashville, TN 37230-5073
Telephone: (888) 243-1932
Fax: (877) 245-2964
For Claims Related Communications
Brighthouse Life Insurance Company
Attn: Pano 2
P.O. Box 305074
Nashville, TN 37230-5074
Telephone: (888) 243-1932
Fax: (877) 245-2964

If:
1. You purchased a Guaranteed Minimum Accumulation
Benefit (GMAB) rider with your contract,
2.Your contract currently has or had an active loan
initiated any time on or before April 10, 2011, or
3. As the designated beneficiary on the contract, you
elected, on or after April 10, 2011, to continue the
contract in your own name after the death of the original
owner or annuitant.

For Payments
Brighthouse Life Insurance Company
P.O. Box 70247
Philadelphia, PA 19176-0247
For all Other Requests and Elections
Brighthouse Life Insurance Company
P.O. Box 4261
Clinton, IA 52733-4261
Telephone: 833-208-3018
Fax: 877-319-2495

The Variable Funding Options
Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund’s investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling Us at the phone number listed in the Contract Owner Inquiries section or through your registered representative. You should read the prospectuses for the Underlying Funds carefully. We do not guarantee the investment results of the Underlying Funds.
The current Underlying Funds are listed below, along with their investment adviser and any subadviser:

Underlying Fund	Investment Objective	Investment Adviser/Subadviser
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Comstock Fund — Series I††	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco Advisers, Inc.
Invesco V.I. Diversified Dividend Fund — Series II	Seeks to provide reasonable current income and long-term growth of income and capital.	Invesco Advisers, Inc.
Invesco V.I. Equally-Weighted S&P 500 Fund — Series II	Seeks to achieve a high level of total return on its assets through a combination of capital appreciation and current income.	Invesco Advisers, Inc. Subadviser: Invesco Capital Management LLC
Invesco V.I. Government Securities Fund — Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers, Inc.
Brighthouse Funds Trust I
Brighthouse/abrdn Emerging Markets Equity Portfolio — Class A	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: abrdn Investments Limited
CBRE Global Real Estate Portfolio — Class A	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC
Invesco Comstock Portfolio — Class B	Seeks capital growth and income.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Global Equity Portfolio — Class A††	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Global Equity Portfolio — Class B	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Small Cap Growth Portfolio — Class B	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value Portfolio — Class A	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.
Loomis Sayles Growth Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
MFS® Research International Portfolio — Class B	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Morgan Stanley Discovery Portfolio — Class A	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.
T. Rowe Price Large Cap Value Portfolio — Class B	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.

Underlying Fund	Investment Objective	Investment Adviser/Subadviser
T. Rowe Price Large Cap Value Portfolio — Class E††	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Victory Sycamore Mid Cap Value Portfolio — Class A	Seeks high total return by investing in equity securities of mid-sized companies.	Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class B	Seeks a competitive total return primarily from investing in fixed-income securities.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Capital Appreciation Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond Portfolio — Class A	Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
MFS® Total Return Portfolio — Class F	Seeks a favorable total return through investment in a diversified portfolio.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
MFS® Value Portfolio — Class D	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
T. Rowe Price Large Cap Growth Portfolio — Class B	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Western Asset Management Strategic Bond Opportunities Portfolio — Class B	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC
Fidelity® Variable Insurance Products — Service Class 2
Contrafund® Portfolio	Seeks long-term capital appreciation.	Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan
Mid Cap Portfolio	Seeks long-term growth of capital.	Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan
Legg Mason Partners Variable Equity Trust — Class I
ClearBridge Variable Large Cap Growth Portfolio	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Large Cap Value Portfolio	Seeks long-term growth of capital as its primary objective. Current income is a secondary objective.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC

Underlying Fund	Investment Objective	Investment Adviser/Subadviser
ClearBridge Variable Small Cap Growth Portfolio	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
Legg Mason Partners Variable Income Trust — Class I
Western Asset Variable Global High Yield Bond Portfolio	Seeks to maximize total return.	Legg Mason Partners Fund Advisor, LLC Subadvisers: Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Pte. Ltd.
Morgan Stanley Variable Insurance Fund, Inc. — Class I
Growth Portfolio	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.	Morgan Stanley Investment Management Inc.

††
Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
Transfers

Restrictions on Transfers
Restrictions on Frequent Transfers. Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will impose transfer restrictions on the entire contract and will require future transfer requests to or from any Underlying Fund under the contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.
We monitor transfer activity in the following “Monitored Portfolios” for purposes of imposing our restrictions on frequent transfers.
Brighthouse/abrdn Emerging Markets Equity Portfolio
CBRE Global Real Estate Portfolio
ClearBridge Variable Small Cap Growth Portfolio
Invesco Global Equity Portfolio
Invesco Small Cap Growth Portfolio
JPMorgan Small Cap Value Portfolio
MFS® Research International Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
Western Asset Variable Global High Yield Bond Portfolio
FEDERAL TAX CONSIDERATIONS

Changes Affecting Qualified Annuity Contracts. Under the recently enacted SECURE 2.0 Act of 2022 (the “Act”), the age at which required minimum distributions (“RMDs”) must generally begin under an IRA or qualified retirement plan has been increased from age 72 to age 73 for individuals who attained age 72 on or after January 1, 2023.  This change does not affect individuals who attained age 72 prior to January 1, 2023 and therefore has no impact on the calculation or timing of their RMDs.  In 2033, the Act provides for a further increase to age 75 for certain individuals based upon their date of birth.  The Act includes many other provisions updating the Internal Revenue Code (the “Code”) and affecting IRAs and qualified plans, some of which become effective immediately and some which will become effective in later years. For example, the Act contains provisions affecting certain contribution and other limits pertaining to IRAs and qualified plans, as well as provisions providing new exceptions to the 10% federal income tax penalty for premature distributions, including the ability to recontribute such premature distributions to an IRA or qualified plan (subject to the provisions of the Code, the qualified plan/IRA, the Contract and our administrative rules). You should consult with a qualified tax adviser as to how these changes affect you.
Other Information

The Insurance Company
We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask your financial representative for guidance regarding any requests or elections and for information about your particular investment needs. Please bear in mind that your financial representative, or any financial firm or financial professional you consult to provide advice, is acting on your behalf. We are not a party to any agreement between you and your financial professional. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including account recommendations).
Cybersecurity and Certain Business Continuity Risks
Our variable annuity contract business is largely conducted through complex information technology and communications systems operated by us and our service providers or other business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of our variable annuity contracts), and their operations rely on the secure processing, storage and transmission of confidential and other information in their systems and those of their respective third party service providers. For example, many routine operations, such as processing Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems. We have established administrative and technical controls and business continuity and resilience plans to protect our operations against attempts by unauthorized third parties to improperly access, modify, disrupt the operation of, or prevent access to critical networks or systems or data within them (a “cyber-attack”). Despite these protocols, a cyber-attack could have a material, negative impact on the Company and the Separate Account, as well as individual Owners and their contracts. There are inherent limitations in our plans and systems, including the possibility that certain risks have not been identified or that unknown threats may emerge in the future. Unanticipated problems with, or failures of, our disaster recovery systems and business continuity plans could have a material impact on our ability to conduct business and on our financial condition and operations, and such events could result in regulatory fines or sanctions, litigation, penalties or financial losses, reputational harm, loss of customers, and/or additional compliance costs for BLIC. Our operations also could be negatively affected by a cyber-attack at a third party, such as a service provider, business partner, another participant in the financial markets, or a governmental or regulatory authority. Cyber-attacks can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; phishing attacks; account takeover attempts; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Disruptions or failures may also result from unintentional causes, such as market events that trigger a surge of activity that overloads current information technology and communication systems. Other disruptive events, including (but not limited to) natural disasters, military actions, and public health crises, may adversely affect our ability to conduct business, in particular if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event. Cyber-attacks, disruptions or failures to our business operations can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Underlying Funds; impact our ability to calculate Accumulation Unit values; cause the release and/or possible loss, misappropriation or corruption of confidential Owner or business information; or impede order processing or cause other operational issues.  Cyber-attacks, disruptions or failures may also impact the issuers of securities in which the Underlying Funds invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Underlying Funds will avoid losses affecting your contract due to cyber-attacks, disruptions or failures in the future. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Underlying Funds invest.
COVID-19 and Market Conditions
The COVID-19 pandemic has at times resulted in or contributed to significant financial market volatility, travel restrictions and disruptions, quarantines, an uncertain interest rate environment, elevated inflation, global business, supply chain, and employment disruptions affecting companies across various industries, government and central bank interventions, wide-ranging changes in consumer behavior, as well as general concern and uncertainty that has negatively affected the economic environment. COVID-19 vaccine distribution in the United States has resulted in more flexible quarantine guidelines, increased consumer demand, and resurgence of travel. However, vaccination rates and vaccine availability abroad, specifically in developing and emerging market countries, continue to lag, and new COVID-19 variants have led to waves of increased hospitalizations and deaths. At this time, it continues to not be possible to estimate the severity or duration of the pandemic, including the severity, duration and frequency of any additional “waves” or emerging variants of COVID-19. It likewise remains not possible to predict or estimate the longer-term effects of the pandemic, or any actions taken to contain or address the pandemic, on our business and financial condition, the financial markets, and economy at large. The Company has implemented risk management and contingency plans, and continues to closely monitor this evolving situation, including the impact on services provided by third-party vendors. However, there can be no assurance that any future impact from the COVID-19 pandemic will not be material to the Company and/or with respect to the services the Company or its customers receive from third-party vendors.
Significant market volatility and negative investment returns in the financial markets resulting from the COVID-19 pandemic and market conditions could have a negative impact on returns of the Underlying Funds in which the Separate Account invests. Depending on market conditions and your individual circumstances (e.g., your selected investment options and the timing of any transfers or withdrawals), you may experience (perhaps significant) negative returns under the contract. You should consult with your financial representative about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the contract, such as making subsequent Purchase Payments, transfers, or withdrawals, based on your individual circumstances.
Financial Statements
The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.